Commitments and Contingencies (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Contractual charter expiring date	Jun. 30, 2020
Future minimum contractual charter revenues	$ 11,038